Shareholders' Deficit - Preference Shares (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Deficit
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preference Shares
Shareholders' Deficit
Preferred stock, par value (in dollars per share)		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0